Average Annual Total Returns			12 Months Ended	60 Months Ended	75 Months Ended	109 Months Ended	120 Months Ended
		Aug. 07, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			0.72%	3.78%			5.88%
Performance Inception Date		Apr. 12, 2013
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.43%	3.11%			5.42%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.74%	2.99%			4.76%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			0.62%	3.67%		5.21%	5.80%
Performance Inception Date		Dec. 04, 2015
Premier Class
Prospectus [Line Items]
Average Annual Return, Percent			0.56%	3.64%			5.74%
Performance Inception Date		Apr. 12, 2013
Retirement Class
Prospectus [Line Items]
Average Annual Return, Percent			0.45%	3.60%			5.68%
Performance Inception Date		Apr. 12, 2013
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]		(5.36%)	2.17%			4.85%
Performance Inception Date		Apr. 12, 2013
Class W
Prospectus [Line Items]
Average Annual Return, Percent			1.37%	4.39%	5.61%		6.28%
Performance Inception Date		Sep. 28, 2018
MSCI ACWI ex USA
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI ex USA
Average Annual Return, Percent			5.53%	4.10%	4.48%	5.82%	4.80%
MSCI ACWI ex USA Growth
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI ex USA Growth
Average Annual Return, Percent			5.07%	3.44%	4.58%	5.95%	5.35%

[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.